WILSHIRE MUTUAL FUNDS, Inc.
WILSHIRE 5000 INDEX FUND		March 31, 2021 (Unaudited)
SCHEDULE OF INVESTMENTS

	Shares	Value
COMMON STOCKS - 98.2%
Communication Services - 9.8%
Activision Blizzard, Inc.	4,183	$389,019
Actua Corp. (b)(c)(d)	100	5
Alphabet, Inc. (d)	3,403	7,039,548
Altice USA, Inc. (d)	120	3,904
Ambassadors Group, Inc. (b)(c)(d)	400	–
AMC Networks, Inc. (d)	356	18,925
Angi, Inc. (d)	150	1,950
AT&T, Inc.	40,748	1,233,442
Cable One, Inc.	20	36,567
Cardlytics, Inc. (d)	230	25,231
Cars.com, Inc. (d)	445	5,767
Charter Communications, Inc. (d)	748	461,531
Cinemark Holdings, Inc.	775	15,818
Cogent Communications Holdings, Inc.	340	23,378
Comcast Corp.	24,888	1,346,690
Consolidated Communications Holdings, Inc. (d)	501	3,607
Discovery, Inc. - Class A (d)(e)	798	34,681
DISH Network Corp. (d)	1,469	53,178
Electronic Arts, Inc.	1,650	223,360
Facebook, Inc. - Class A (d)	12,669	3,731,401
Fox Corp.	2,196	79,298
Gaia, Inc. (d)	600	7,134
Glu Mobile, Inc. (d)	1,940	24,211
IAC/InterActiveCorp (d)	450	97,339
iHeartMedia, Inc. (d)	1,340	24,321
Iridium Communications, Inc. (d)	910	37,538
John Wiley & Sons, Inc.	200	10,840
Liberty Broadband Corp. (d)	1,031	149,650
Liberty Media Corp. - Liberty SiriusXM (d)	1,252	55,188
Liberty Media Corp-Liberty Braves (d)	360	10,264
Liberty Media Corp-Liberty Formula One (d)	1,070	40,895
Lions Gate Entertainment Corp. (d)	1,033	13,326
Live Nation Entertainment, Inc. (d)	857	72,545
Loral Space & Communications, Inc.	300	11,301
Lumen Technologies, Inc.	6,072	81,061
Madison Square Garden Entertainment Corp. (d)	93	7,607
Madison Square Garden Sports Corp. (d)	93	16,690
The Marcus Corp.	100	1,999
Match Group, Inc. (d)	1,416	194,530
Meredith Corp.	300	8,934
MSG Networks, Inc. (d)	581	8,738
Netflix, Inc. (d)	2,492	1,299,977
The New York Times Co.	620	31,384
News Corp.	1,173	29,829
Nexstar Media Group, Inc.	189	26,541
Omnicom Group, Inc.	1,114	82,603
Pinterest, Inc. (d)	580	42,937
Roku, Inc. (d)	140	45,608
Scholastic Corp.	325	9,786
Shenandoah Telecommunications Co	300	14,643
Sinclair Broadcast Group, Inc.	425	12,436
Sirius XM Holdings, Inc. (e)	8,669	52,794
Snap, Inc. (d)	6,230	325,767
Spok Holdings, Inc.	400	4,196
Take-Two Interactive Software, Inc. (d)	635	112,205
TechTarget, Inc. (d)	60	4,167
TEGNA, Inc.	215	4,048
Telephone and Data Systems, Inc.	700	16,072
The Interpublic Group Of Cos., Inc.	1,762	51,450
The Walt Disney Co (d)	9,206	1,698,691
T-Mobile Us, Inc. (d)	3,458	433,253
TripAdvisor, Inc. (d)	634	34,103
Twitter, Inc. (d)	4,670	297,152
United States Cellular Corp. (d)	300	10,944
Verizon Communications, Inc.	23,173	1,347,510
ViacomCBS, Inc. - Class B	3,094	139,539
Vonage Holdings Corp. (d)	1,425	16,844
Warner Music Group Corp.	1,000	34,330
World Wrestling Entertainment, Inc.	280	15,193
Yelp, Inc. (d)	566	22,074
Zillow Group, Inc. (d)	558	72,339
ZoomInfo Technologies, Inc. (d)	400	19,560
Zynga, Inc. (d)	5,350	54,624
		21,964,010
Consumer Discretionary - 12.3%
1-800-Flowers.com, Inc. - Class A (d)	300	8,283
The Aaron's Co, Inc.	200	5,136
Abercrombie & Fitch Co.	425	14,582
Adtalem Global Education, Inc. (d)	400	15,816
Advance Auto Parts, Inc.	371	68,075
Airbnb, Inc. (d)	380	71,417
Amazon.com, Inc. (d)	2,608	8,069,361
American Eagle Outfitters, Inc.	665	19,445
American Outdoor Brands, Inc. (d)	118	2,974
American Public Education, Inc. (d)	300	10,689
Aramark	1,065	40,236
Asbury Automotive Group, Inc. (d)	50	9,825
At Home Group, Inc. (d)	830	23,821
Autoliv, Inc.	648	60,134
AutoNation, Inc. (d)	195	18,178
AutoZone, Inc. (d)	136	190,985
Beazer Homes USA, Inc. (d)	200	4,184
Bed Bath & Beyond, Inc.	275	8,016
Best Buy Co, Inc.	1,395	160,160
Big Lots, Inc.	200	13,660
Bloomin' Brands, Inc.	880	23,804
Booking Holdings, Inc. (d)	228	531,204
BorgWarner, Inc.	1,310	60,732
Boyd Gaming Corp. (d)	235	13,856
Bright Horizons Family Solutions, Inc. (d)	300	51,435
Brinker International, Inc.	175	12,435
Brunswick Corp.	550	52,453
The Buckle, Inc.	350	13,748
Burlington Stores, Inc. (d)	308	92,030
Caesars Entertainment, Inc. (d)	900	78,705
Caleres, Inc.	425	9,265
Callaway Golf Co.	1,340	35,845
Camping World Holdings, Inc. - Class A	660	24,011
CarMax, Inc. (d)	890	118,067
Carnival Corp.	5,125	136,017
Carter's, Inc.	172	15,296
Carvana Co (d)	80	20,992
The Cato Corp.	300	3,600
The Cheesecake Factory, Inc.	300	17,553
Chegg, Inc. (d)	740	63,388
Chewy, Inc. (d)	290	24,566
The Children's Place, Inc. (d)	122	8,503
Chipotle Mexican Grill, Inc. (d)	147	208,861
Choice Hotels International, Inc.	200	21,458
Churchill Downs, Inc.	191	43,437
Columbia Sportswear Co.	340	35,914
Cooper Tire & Rubber Co.	425	23,791
Core-Mark Holding Co, Inc.	206	7,970
Cracker Barrel Old Country Store, Inc.	191	33,020
Crocs, Inc. (d)	250	20,112
Dana, Inc.	900	21,897
Darden Restaurants, Inc.	643	91,306
Dave & Buster's Entertainment, Inc. (d)	300	14,370
Deckers Outdoor Corp. (d)	145	47,911
Dick's Sporting Goods, Inc.	527	40,131
Dollar General Corp.	1,336	270,700
Dollar Tree, Inc. (d)	1,306	149,485
Domino's Pizza, Inc.	219	80,546
Dorman Products, Inc. (d)	200	20,528
DR Horton, Inc.	2,073	184,746
eBay, Inc.	4,045	247,716
Etsy, Inc. (d)	630	127,052
Expedia Group, Inc.	724	124,615
Fiesta Restaurant Group, Inc. (d)	300	3,777
Five Below, Inc. (d)	230	43,882
Floor & Decor Holdings, Inc. (d)	440	42,011
Foot Locker, Inc.	475	26,719
Ford Motor Co (d)	22,740	278,565
Fossil Group, Inc. (d)	400	4,960
Fox Factory Holding Corp. (d)	290	36,847
frontdoor, Inc. (d)	487	26,176
GameStop Corp. (d)(e)	150	28,473
The Gap, Inc. (d)	1,550	46,159
General Motors Co.	6,890	395,899
Gentex Corp.	845	30,141
Gentherm, Inc. (d)	75	5,558
Genuine Parts Co.	747	86,346
Golden Entertainment, Inc. (d)	100	2,526
The Goodyear Tire & Rubber Co. (d)	1,825	32,065
Grand Canyon Education, Inc. (d)	200	21,420
Green Brick Partners, Inc. (d)	45	1,021
Group 1 Automotive, Inc.	43	6,785
Grubhub, Inc. (d)	480	28,800
H&R Block, Inc.	1,310	28,558
Hanesbrands, Inc.	1,575	30,980
Harley-Davidson, Inc.	1,150	46,115
Hasbro, Inc.	860	82,663
Helen of Troy Ltd. (d)	119	25,069
Hilton Grand Vacations, Inc. (d)	105	3,936
Hilton Worldwide Holdings, Inc.	1,450	175,334
Hooker Furniture Corp.	200	7,292
Hyatt Hotels Corp.	300	24,810
Installed Building Products, Inc.	70	7,762
iRobot Corp. (d)	167	20,404
KB Home	375	17,449
Kohl's Corp.	1,075	64,081
Kontoor Brands, Inc.	339	16,452
L Brands, Inc.	1,484	91,800
Lands' End, Inc. (d)	278	6,897
Las Vegas Sands Corp.	2,627	159,617
La-Z-Boy, Inc.	425	18,054
LCI Industries	154	20,371
Lear Corp.	350	63,438
Leggett & Platt, Inc.	420	19,173
Lennar Corp. - Class A	1,600	161,968
Lithia Motors, Inc. - Class A	134	52,272
LKQ Corp. (d)	1,540	65,188
Lowe's Cos., Inc.	4,096	778,977
Lumber Liquidators Holdings, Inc. (d)	241	6,054
Macy's, Inc.	2,223	35,990
Magnite, Inc. (d)	700	29,127
Marriott International, Inc.	1,589	235,347
Marriott Vacations Worldwide Corp.	244	42,500
Mattel, Inc. (d)	1,025	20,418
McDonald's Corp.	3,908	875,939
MDC Holdings, Inc.	356	21,146
Meritage Homes Corp. (d)	200	18,384
MGM Resorts International	2,670	101,433
Mohawk Industries, Inc. (d)	392	75,386
Motorcar Parts of America, Inc. (d)	300	6,750
Movado Group, Inc.	300	8,535
Murphy USA, Inc.	126	18,215
National Vision Holdings, Inc. (d)	540	23,668
Newell Brands, Inc.	2,575	68,959
NIKE, Inc.	7,399	983,253
Nordstrom, Inc.	670	25,373
Norwegian Cruise Line Holdings Ltd. (d)(e)	1,875	51,731
NVR, Inc. (d)	20	94,219
Ollie's Bargain Outlet Holdings, Inc. (d)	60	5,220
O'Reilly Automotive, Inc. (d)	420	213,045
Overstock.com, Inc. (d)	240	15,902
Oxford Industries, Inc.	50	4,371
Papa John's International, Inc.	173	15,335
Patrick Industries, Inc.	20	1,700
Peloton Interactive, Inc. (d)	320	35,981
Penn National Gaming, Inc. (d)	668	70,033
Penske Automotive Group, Inc.	350	28,084
Perdoceo Education Corp. (d)	500	5,980
Planet Fitness, Inc. (d)	440	34,012
Polaris, Inc.	340	45,390
Pool Corp.	233	80,441
PulteGroup, Inc.	1,425	74,727
PVH Corp.	413	43,654
Qurate Retail, Inc.	2,919	34,327
Ralph Lauren Corp.	406	50,003
The RealReal, Inc. (d)	1,030	23,309
Regis Corp. (d)	200	2,512
Rent-A-Center, Inc.	110	6,343
RH (d)	46	27,444
Ross Stores, Inc.	1,835	220,035
Royal Caribbean Cruises Ltd.	1,307	111,892
Sally Beauty Holdings, Inc. (d)	700	14,091
Scientific Games Corp. (d)	640	24,653
SeaWorld Entertainment, Inc. (d)	235	11,672
Service Corp International	820	41,861
Shake Shack, Inc. - Class A (d)	60	6,766
Shoe Carnival, Inc.	60	3,713
Shutterstock, Inc.	122	10,863
Signet Jewelers Ltd. (d)	410	23,772
Six Flags Entertainment Corp.	590	27,417
Skechers USA, Inc. (d)	750	31,283
Skyline Champion Corp. (d)	50	2,263
Sleep Number Corp. (d)	90	12,914
Smith & Wesson Brands, Inc.	475	8,289
Sonos, Inc. (d)	390	14,613
Stamps.com, Inc. (d)	109	21,747
Starbucks Corp.	6,673	729,159
Steven Madden Ltd.	450	16,767
Strategic Education, Inc.	87	7,996
Stride, Inc. (d)	300	9,033
Tapestry, Inc.	1,370	56,458
Target Corp.	2,871	568,659
Taylor Morrison Home Corp. (d)	900	27,729
Tempur Sealy International, Inc.	1,192	43,580
Terminix Global Holdings, Inc. (d)	525	25,027
Tesla, Inc. (d)	4,725	3,155,969
Texas Roadhouse, Inc.	475	45,572
The Home Depot, Inc.	6,094	1,860,193
The TJX Cos, Inc.	6,816	450,878
Thor Industries, Inc.	381	51,336
Toll Brothers, Inc.	300	17,019
TopBuild Corp. (d)	125	26,179
Tractor Supply Co.	711	125,904
Travel + Leisure Co.	620	37,919
Ulta Beauty, Inc. (d)	349	107,900
Under Armour, Inc. (d)	2,425	53,738
Universal Electronics, Inc. (d)	200	10,994
Vail Resorts, Inc.	200	58,332
Veoneer, Inc. (d)(e)	648	15,863
VF Corp.	2,095	167,432
Vista Outdoor, Inc. (d)	400	12,828
Visteon Corp. (d)	101	12,317
Vroom, Inc. (d)	760	29,632
Wayfair, Inc. (d)	270	84,983
The Wendy's Co.	1,105	22,387
Whirlpool Corp.	274	60,376
Williams-Sonoma, Inc.	310	55,552
Wingstop, Inc.	220	27,977
Winnebago Industries, Inc.	175	13,424
Wolverine World Wide, Inc.	725	27,782
WW International, Inc. (d)	440	13,763
Wyndham Hotels & Resorts, Inc.	620	43,264
Wynn Resorts Ltd.	561	70,333
YETI Holdings, Inc. (d)	310	22,385
Yum! Brands, Inc.	1,539	166,489
Zumiez, Inc. (d)	300	12,870
		27,668,920
Consumer Staples - 5.8%
Alico, Inc.	200	5,972
Altria Group, Inc.	10,841	554,626
The Andersons, Inc.	75	2,053
Archer-Daniels-Midland Co	3,236	184,452
B&G Foods, Inc. (e)	250	7,765
Beyond Meat, Inc. (d)	390	50,747
BJ's Wholesale Club Holdings, Inc. (d)	880	39,477
The Boston Beer Co, Inc. (d)	50	60,314
Brown-Forman Corp.	1,555	107,248
Bunge Ltd.	710	56,282
Cal-Maine Foods, Inc. (d)	18	692
Campbell Soup Co.	1,430	71,886
Casey's General Stores, Inc.	177	38,266
Church & Dwight Co, Inc.	1,396	121,941
Colgate-Palmolive Co.	4,751	374,521
Conagra Brands, Inc.	2,541	95,542
Constellation Brands, Inc.	966	220,248
Costco Wholesale Corp.	2,521	888,602
Darling Ingredients, Inc. (d)	975	71,740
Edgewell Personal Care Co.	416	16,474
elf Beauty, Inc. (d)	300	8,049
Energizer Holdings, Inc.	152	7,214
Flowers Foods, Inc.	780	18,564
Fresh Del Monte Produce, Inc.	100	2,863
Freshpet, Inc. (d)	270	42,879
General Mills, Inc.	3,605	221,059
Grocery Outlet Holding Corp. (d)	160	5,902
The Hain Celestial Group, Inc. (d)	600	26,160
Herbalife Nutrition Ltd. (d)	380	16,857
Hormel Foods Corp.	1,875	89,587
Ingles Markets, Inc.	150	9,248
Ingredion, Inc.	271	24,368
The J M Smucker Co.	712	90,089
Kellogg Co	1,643	104,002
Keurig Dr Pepper, Inc.	4,468	153,565
Kimberly-Clark Corp.	1,911	265,725
The Kroger Co.	4,625	166,454
Lamb Weston Holdings, Inc.	667	51,679
Lancaster Colony Corp.	112	19,640
Mannatech, Inc.	70	1,427
McCormick & Co, Inc.	1,314	117,156
Medifast, Inc.	140	29,655
MGP Ingredients, Inc.	200	11,830
Molson Coors Beverage Co.	673	34,424
Mondelez International, Inc.	7,141	417,963
Monster Beverage Corp. (d)	2,026	184,548
Nu Skin Enterprises, Inc.	325	17,189
PepsiCo, Inc.	7,539	1,066,392
Performance Food Group Co. (d)	600	34,566
Philip Morris International, Inc.	9,026	800,967
Pilgrim's Pride Corp. (d)	650	15,464
Post Holdings, Inc. (d)	438	46,305
PriceSmart, Inc.	115	11,126
Reynolds Consumer Products, Inc.	590	17,570
Rite Aid Corp. (d)	920	18,823
Sanderson Farms, Inc.	143	22,277
The Simply Good Foods Co. (d)	720	21,902
SpartanNash Co.	400	7,852
Spectrum Brands Holdings, Inc.	277	23,545
Sprouts Farmers Market, Inc. (d)	1,060	28,217
Sysco Corp.	2,800	220,472
The Clorox Co.	760	146,589
The Coca-Cola Co.	23,900	1,259,769
The Estee Lauder Cos., Inc.	1,161	337,677
The Hershey Co.	819	129,533
The Kraft Heinz Co.	3,515	140,600
The Procter & Gamble Co.	13,810	1,870,288
Tootsie Roll Industries, Inc.	28	921
TreeHouse Foods, Inc. (d)	385	20,112
Tyson Foods, Inc.	1,691	125,641
United Natural Foods, Inc. (d)	650	21,411
US Foods Holding Corp. (d)	1,425	54,321
USANA Health Sciences, Inc. (d)	118	11,517
Vector Group Ltd.	938	13,085
Walgreens Boots Alliance, Inc.	4,199	230,525
Walmart, Inc.	8,719	1,184,302
WD-40 Co.	45	13,778
Weis Markets, Inc.	450	25,434
		13,027,925
Energy - 2.7%
Antero Midstream Corp.	3,310	29,889
Antero Resources Corp. (d)	2,370	24,174
APA Corp.	2,303	41,224
Arch Resources, Inc.	163	6,781
Archrock, Inc.	2,670	25,338
Baker Hughes Co.	4,245	91,734
Bristow Group, Inc. (d)	100	2,588
Cabot Oil & Gas Corp.	1,465	27,513
Centennial Resource Development, Inc. - Class A (d)	8,440	35,448
ChampionX Corp. (d)	730	15,863
Cheniere Energy, Inc. (d)	1,625	117,016
Chevron Corp.	10,736	1,125,025
Cimarex Energy Co.	596	35,396
Clean Energy Fuels Corp. (d)	1,650	22,671
CNX Resources Corp. (d)	1,650	24,255
ConocoPhillips	7,521	398,387
CONSOL Energy, Inc. (d)	206	2,002
Continental Resources, Inc.	830	21,472
Cross Timbers Royalty Trust	200	1,692
Delek US Holdings, Inc.	301	6,556
Devon Energy Corp.	4,272	93,343
Diamondback Energy, Inc.	850	62,467
Dril-Quip, Inc. (d)	145	4,818
EOG Resources, Inc.	2,718	197,137
EQT Corp.	1,339	24,879
Equitrans Midstream Corp.	1,071	8,739
Exxon Mobil Corp.	23,328	1,302,402
Geospace Technologies Corp. (d)	226	2,061
Gevo, Inc. (d)	10,820	106,144
Green Plains, Inc. (d)	300	8,121
Halliburton Co.	4,891	104,961
Helmerich & Payne, Inc.	550	14,828
Hess Corp.	1,604	113,499
HollyFrontier Corp.	1,158	41,433
Kinder Morgan, Inc.	11,670	194,306
Marathon Oil Corp.	3,400	36,312
Marathon Petroleum Corp.	3,591	192,083
Matador Resources Co.	700	16,415
Murphy Oil Corp.	1,025	16,820
NOV, Inc.	2,661	36,509
Occidental Petroleum Corp.	5,141	136,853
ONEOK, Inc.	2,475	125,384
OVINTIV, Inc.	2,080	49,546
PBF Energy, Inc.	125	1,769
PDC Energy, Inc. (d)	560	19,264
Phillips 66	2,463	200,833
Pioneer Natural Resources Co.	1,108	175,973
Range Resources Corp. (d)	2,820	29,131
Renewable Energy Group, Inc. (d)	454	29,982
Schlumberger NV	7,546	205,176
SFL Corp Ltd.	575	4,612
Southwestern Energy Co. (d)	5,040	23,436
Targa Resources Corp.	1,765	56,039
Valero Energy Corp.	2,404	172,126
The Williams Cos, Inc.	6,580	155,880
		6,018,305
Financials - 11.8%
Affiliated Managers Group, Inc.	138	20,566
Aflac, Inc.	4,170	213,421
AGNC Investment Corp.	3,245	54,386
Alleghany Corp. (d)	17	10,647
The Allstate Corp.	1,825	209,692
Ally Financial, Inc.	2,195	99,236
American Equity Investment Life Holding Co.	605	19,076
American Express Co.	3,933	556,284
American Financial Group, Inc.	446	50,889
American International Group, Inc.	5,080	234,747
American National Group, Inc.	181	19,524
Ameriprise Financial, Inc.	615	142,957
Ameris Bancorp	300	15,753
Annaly Capital Management, Inc.	7,739	66,555
Apollo Commercial Real Estate Finance, Inc.	560	7,823
Apollo Investment Corp.	575	7,889
Arbor Realty Trust, Inc.	2,031	32,293
Arch Capital Group Ltd. (d)	1,747	67,032
Ares Capital Corp.	8,795	164,555
Argo Group International Holdings Ltd.	542	27,273
ARMOUR Residential REIT, Inc.	80	976
Arthur J Gallagher & Co.	1,065	132,880
Artisan Partners Asset Management, Inc. - Class A	300	15,651
Ashford, Inc. (d)	6	53
Associated Banc-Corp.	900	19,206
Assurant, Inc.	337	47,776
Atlantic Union Bankshares Corp.	275	10,549
Axis Capital Holdings Ltd.	475	23,546
Axos Financial, Inc. (d)	372	17,488
The Bancorp, Inc. (d)	50	1,036
BancorpSouth Bank	675	21,924
Bank Of America Corp.	45,988	1,779,276
Bank Of Hawaii Corp.	303	27,115
The Bank of New York Mellon Corp.	4,983	235,646
Bank OZK	765	31,250
BankFinancial Corp.	700	7,224
BankUnited, Inc.	205	9,010
Banner Corp.	300	15,999
Barings BDC, Inc.	350	3,493
Berkshire Hathaway, Inc. (d)	12,496	3,192,353
Berkshire Hills Bancorp, Inc.	300	6,696
Blackrock, Inc.	902	680,072
Blackstone Mortgage Trust, Inc.	1,150	35,650
BOK Financial Corp.	296	26,439
Brighthouse Financial, Inc. (d)	378	16,726
Broadmark Realty Capital, Inc.	1,580	16,527
Brookline Bancorp, Inc.	500	7,500
Brown & Brown, Inc.	1,390	63,537
Camden National Corp.	150	7,179
Capital City Bank Group, Inc.	350	9,107
Capital One Financial Corp.	2,632	334,869
Capitol Federal Financial, Inc.	1,000	13,245
Cathay General Bancorp	463	18,881
Cboe Global Markets, Inc.	520	51,319
Central Pacific Financial Corp.	300	8,004
Chimera Investment Corp.	1,455	18,478
Cincinnati Financial Corp.	675	69,586
CIT Group, Inc.	710	36,572
Citigroup, Inc.	11,875	863,906
Citizens Financial Group, Inc.	2,555	112,803
CME Group, Inc.	1,658	338,613
CNA Financial Corp.	300	13,389
CNO Financial Group, Inc.	1,100	26,719
Cohen & Steers, Inc.	370	24,172
Columbia Banking System, Inc.	276	11,893
Columbia Financial, Inc. (d)	1,220	21,326
Comerica, Inc.	953	68,368
Commerce Bancshares, Inc.	834	63,893
Community Bank System, Inc.	200	15,344
Community Trust Bancorp, Inc.	110	4,843
Crawford & Co.	200	1,938
Credit Acceptance Corp. (d)(e)	52	18,732
CrossFirst Bankshares, Inc. (d)	1,990	27,442
Cullen/Frost Bankers, Inc.	82	8,918
CVB Financial Corp.	600	13,254
Dime Community Bancshares, Inc.	300	9,042
Discover Financial Services	1,735	164,808
Donnelley Financial Solutions, Inc. (d)	159	4,425
Eagle Bancorp, Inc.	300	15,963
East West Bancorp, Inc.	515	38,007
Eastern Bankshares, Inc.	2,240	43,210
eHealth, Inc. (d)	175	12,728
Employers Holdings, Inc.	75	3,229
Enstar Group Ltd. (d)	120	29,608
Enterprise Financial Services Corp.	50	2,472
Equitable Holdings, Inc.	2,350	76,657
Erie Indemnity Co.	174	38,438
Evercore, Inc.	240	31,618
Everest Re Group Ltd.	146	36,180
EZCORP, Inc. (d)	1,000	4,970
FactSet Research Systems, Inc.	250	77,147
FBL Financial Group, Inc.	240	13,421
FedNat Holding Co.	200	926
Fidelity National Financial, Inc.	1,909	77,620
Fifth Third Bancorp	3,499	131,038
Financial Institutions, Inc.	200	6,058
First American Financial Corp.	527	29,855
First BanCorp	1,366	15,381
First Bancorp	300	13,050
First Busey Corp.	325	8,336
First Citizens BancShares, Inc.	50	41,788
First Commonwealth Financial Corp.	800	11,496
First Community Bankshares, Inc.	425	12,746
First Financial Bankshares, Inc.	600	28,038
First Financial Corp.	100	4,501
First Hawaiian, Inc.	300	8,211
First Horizon Corp.	3,336	56,412
First Interstate BancSystem, Inc.	300	13,812
First Merchants Corp.	425	19,762
First Midwest Bancorp, Inc.	800	17,528
First Republic Bank	1,033	172,253
FirstCash, Inc.	221	14,513
FNB Corp.	2,460	31,242
Franklin Resources, Inc.	2,171	64,262
Fulton Financial Corp.	1,250	21,287
Glacier Bancorp, Inc.	550	31,394
Globe Life, Inc.	566	54,693
Golub Capital BDC, Inc.	7,405	108,261
Great Ajax Corp.	1,990	21,691
Green Dot Corp. (d)	250	11,447
Greenhill & Co, Inc.	300	4,944
Hancock Whitney Corp.	500	21,005
Hanmi Financial Corp.	369	7,280
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	680	38,148
The Hartford Financial Services Group, Inc.	2,175	145,268
Heartland Financial USA, Inc.	300	15,078
Hercules Capital, Inc.	775	12,423
Heritage Commerce Corp.	50	611
Hilltop Holdings, Inc.	550	18,772
Home BancShares, Inc.	950	25,698
HomeStreet, Inc.	300	13,221
Hope Bancorp, Inc.	1,092	16,446
Horace Mann Educators Corp.	375	16,204
Houlihan Lokey, Inc.	320	21,283
Independent Bank Corp.	300	25,257
Independent Bank Group, Inc.	90	6,502
Interactive Brokers Group, Inc.	500	36,520
Intercontinental Exchange, Inc.	3,220	359,610
International Bancshares Corp.	400	18,568
INVesco Ltd.	2,285	57,628
Investors Bancorp, Inc.	1,325	19,464
Jefferies Financial Group, Inc.	1,352	40,695
JPMorgan Chase & Co.	17,232	2,623,227
Kearny Financial Corp.	828	10,002
Kemper Corp.	300	23,916
KeyCorp	6,236	124,595
Kinsale Capital Group, Inc.	100	16,480
KKR Real Estate Finance Trust, Inc.	980	18,022
Lakeland Financial Corp.	300	20,757
LendingTree, Inc. (d)	30	6,390
Lincoln National Corp.	950	59,157
Live Oak Bancshares, Inc.	370	25,341
Loews Corp.	205	10,512
LPL Financial Holdings, Inc.	410	58,286
M&T Bank Corp.	727	110,220
Main Street Capital Corp.	475	18,596
Markel Corp. (d)	50	56,981
MarketAxess Holdings, Inc.	250	124,480
Marsh & Mclennan Cos., Inc.	2,669	325,084
Mercury General Corp.	300	18,243
Meta Financial Group, Inc.	300	13,593
Metlife, Inc.	4,716	286,686
MFA Financial, Inc.	5,650	22,996
MGIC Investment Corp.	1,500	20,775
Moody's Corp.	998	298,013
Morgan Stanley	8,139	632,075
Morningstar, Inc.	207	46,583
MSCI, Inc.	499	209,221
Nasdaq, Inc.	725	106,909
Navient Corp.	2,050	29,336
NBT Bancorp, Inc.	200	7,980
Nelnet, Inc.	25	1,819
New Mountain Finance Corp.	650	8,060
New Residential Investment Corp.	2,630	29,588
New York Community Bancorp, Inc.	3,062	38,642
NMI Holdings, Inc. - Class A (d)	620	14,657
Northern Trust Corp.	1,338	140,637
Northwest Bancshares, Inc.	875	12,644
OceanFirst Financial Corp.	100	2,394
OFG Bancorp	432	9,772
Oh Huntington Bancshares, Inc.	5,482	86,177
Old National Bancorp	950	18,373
Old Republic International Corp.	1,661	36,276
Old Second Bancorp, Inc.	400	5,284
OneMain Holdings, Inc.	760	40,827
Orchid Island Capital, Inc.	3,770	22,658
Pacific Premier Bancorp, Inc.	300	13,032
PacWest Bancorp	817	31,169
Palomar Holdings, Inc. (d)	210	14,078
Park National Corp.	87	11,249
PennyMac Financial Services, Inc.	470	31,429
PennyMac Mortgage Investment Trust	450	8,820
People's United Financial, Inc.	2,517	45,054
Pinnacle Financial Partners, Inc.	559	49,561
Popular, Inc.	282	19,830
PRA Group, Inc. (d)	300	11,121
Preferred Bank	200	12,736
Premier Financial Corp.	117	3,891
Primerica, Inc.	130	19,217
Principal Financial Group, Inc.	1,520	91,139
ProAssurance Corp.	230	6,155
PROG Holdings, Inc.	400	17,316
The Progressive Corp.	3,285	314,079
Prospect Capital Corp. (e)	2,650	20,326
Prosperity Bancshares, Inc.	288	21,568
Provident Financial Services, Inc.	600	13,368
Prudential Financial, Inc.	2,491	226,930
Radian Group, Inc.	1,165	27,086
Raymond James Financial, Inc.	705	86,405
Ready Capital Corp.	1,750	23,485
Regions Financial Corp.	4,801	99,189
Reinsurance Group of America, Inc.	154	19,412
RenaissanceRe Holdings Ltd.	290	46,473
Renasant Corp.	400	16,552
Republic Bancorp, Inc.	315	13,951
RLI Corp.	195	21,756
S&P Global, Inc.	1,382	487,666
S&T Bancorp, Inc.	350	11,725
Sandy Spring Bancorp, Inc.	300	13,029
Seacoast Banking Corp of Florida (d)	150	5,436
SEI Investments Co.	605	36,863
Selective Insurance Group, Inc.	300	21,762
Selectquote, Inc. (d)	890	26,264
ServisFirst Bancshares, Inc.	400	24,532
Signature Bank	387	87,501
Simmons First National Corp.	438	12,995
Sixth Street Specialty Lending, Inc.	1,110	23,343
SLM Corp.	2,500	44,925
Solar Capital Ltd.	500	8,880
South State Corp.	290	22,768
Southside Bancshares, Inc.	340	13,093
Starwood Property Trust, Inc.	1,825	45,151
State Street Corp.	1,866	156,763
Sterling Bancorp.	405	9,323
Stewart Information Services Corp.	300	15,609
Stifel Financial Corp.	510	32,671
Stock Yards Bancorp, Inc.	300	15,318
StoneX Group, Inc. (d)	150	9,807
SVB Financial Group (d)	287	141,680
Synchrony Financial	2,665	108,359
Synovus Financial Corp.	847	38,750
T Rowe Price Group, Inc.	1,390	238,524
TCF Financial Corp.	995	46,228
Texas Capital Bancshares, Inc. (d)	384	27,233
TFS Financial Corp.	525	10,694
The Charles Schwab Corp.	9,840	641,371
The Goldman Sachs Group, Inc.	1,995	652,365
The Hanover Insurance Group, Inc.	300	38,838
The PNC Financial Services Group, Inc.	2,354	412,915
The Travelers Cos., Inc.	1,512	227,405
Tompkins Financial Corp.	105	8,684
Towne Bank	553	16,811
TPG RE Finance Trust, Inc.	2,660	29,792
Tradeweb Markets, Inc.	390	28,860
TriCo Bancshares	109	5,163
Truist Financial Corp.	7,913	461,486
Trupanion, Inc. (d)	270	20,577
TrustCo Bank Corp.	1,208	8,903
Trustmark Corp.	425	14,306
UMB Financial Corp.	243	22,436
Umpqua Holdings Corp.	1,500	26,325
United Bankshares, Inc.	553	21,335
United Community Banks, Inc.	474	16,173
United Fire Group, Inc.	300	10,440
United Security Bancshares	406	3,325
Unum Group	1,407	39,157
US Bancorp	8,194	453,210
Valley National Bancorp	2,390	32,839
Virtus Investment Partners, Inc.	48	11,304
Voya Financial, Inc.	855	54,412
W R Berkley Corp.	380	28,633
Waddell & Reed Financial, Inc.	525	13,151
Walker & Dunlop, Inc.	280	28,767
Washington Federal, Inc.	433	13,336
Washington Trust Bancorp, Inc.	100	5,163
Webster Financial Corp.	185	10,195
Wells Fargo & Co.	23,337	911,777
WesBanco, Inc.	350	12,621
Westamerica BanCorp	83	5,211
Western Alliance Bancorp	560	52,886
Western New England Bancorp, Inc.	200	1,686
White Mountains Insurance Group Ltd.	20	22,298
Wintrust Financial Corp.	425	32,215
World Acceptance Corp. (d)	100	12,976
WSFS Financial Corp.	465	23,152
Zions Bancorp NA	940	51,662
		26,568,832
Health Care - 13.0%
10X Genomics, Inc. (d)	140	25,340
1Life Healthcare, Inc. (d)	520	20,322
Abbott Laboratories	10,305	1,234,951
Abbvie, Inc.	10,105	1,093,563
ABIOMED, Inc. (d)	250	79,682
Acadia Healthcare Co, Inc. (d)	395	22,570
ACADIA Pharmaceuticals, Inc. (d)	735	18,963
Acceleron Pharma, Inc. (d)	360	48,820
Accolade, Inc. (d)	570	25,861
Adaptive Biotechnologies Corp. (d)	350	14,091
Addus HomeCare Corp. (d)	70	7,321
Adverum Biotechnologies, Inc. (d)	710	7,001
Aerie Pharmaceuticals, Inc. (d)	350	6,254
Agilent Technologies, Inc.	1,756	223,258
Agios Pharmaceuticals, Inc. (d)	300	15,492
Alector, Inc. (d)	560	11,278
Alexion Pharmaceuticals, Inc. (d)	1,219	186,397
Align Technology, Inc. (d)	414	224,193
Alkermes Plc (d)	1,000	18,680
Allakos, Inc. (d)	160	18,365
Allogene Therapeutics, Inc. (d)	500	17,650
Alnylam Pharmaceuticals, Inc. (d)	553	78,078
Altimmune, Inc. (d)	2,140	30,238
Amedisys, Inc. (d)	201	53,223
AmerisourceBergen Corp.	704	83,121
Amgen, Inc.	3,170	788,728
Amicus Therapeutics, Inc. (d)	1,225	12,103
AMN Healthcare Services, Inc. (d)	250	18,425
Amneal Pharmaceuticals, Inc. (d)	650	4,374
Anika Therapeutics, Inc. (d)	100	4,079
Anthem, Inc.	1,400	502,530
Apellis Pharmaceuticals, Inc. (d)	430	18,451
Arcus Biosciences, Inc. (d)	670	18,814
Arena Pharmaceuticals, Inc. (d)	440	30,532
Arrowhead Pharmaceuticals, Inc. (d)	460	30,503
Arvinas, Inc. (d)	370	24,457
Atara Biotherapeutics, Inc. (d)	400	5,744
AtriCure, Inc. (d)	400	26,208
Avanos Medical, Inc. (d)	297	12,991
Avantor, Inc. (d)	2,790	80,715
Avrobio, Inc. (d)	430	5,457
Axogen, Inc. (d)	500	10,130
Axsome Therapeutics, Inc. (d)	220	12,456
Baxter International, Inc.	3,013	254,116
Becton Dickinson and Co.	1,674	407,033
BioCryst Pharmaceuticals, Inc. (d)(e)	2,550	25,933
Biogen, Inc. (d)	783	219,044
BioMarin Pharmaceutical, Inc. (d)	738	55,726
Bio-Rad Laboratories, Inc. (d)	99	56,546
Bio-Techne Corp.	232	88,608
Bluebird Bio, Inc. (d)	448	13,507
Blueprint Medicines Corp. (d)	320	31,114
Boston Scientific Corp. (d)	8,454	326,747
Bridgebio Pharma, Inc. (d)	590	36,344
Bristol-Myers Squibb Co.	13,181	832,117
Bruker Corp.	305	19,605
Cantel Medical Corp. (d)	180	14,371
Cardinal Health, Inc.	1,718	104,368
Cardiovascular Systems, Inc. (d)	325	12,460
CareDx, Inc. (d)	240	16,342
Catalent, Inc. (d)	900	94,779
Celldex Therapeutics, Inc. (d)	450	9,270
Centene Corp. (d)	2,738	174,986
Cerner Corp.	1,670	120,040
Change Healthcare, Inc. (d)	1,570	34,697
Charles River Laboratories International, Inc. (d)	346	100,281
Chemed Corp.	96	44,143
ChemoCentryx, Inc. (d)	430	22,033
Cigna Corp.	1,917	463,416
Clovis Oncology, Inc. (d)(e)	300	2,106
Codexis, Inc. (d)	1,077	24,653
Coherus Biosciences, Inc. (d)	590	8,620
Computer Programs and Systems, Inc.	100	3,060
CONMED Corp.	110	14,365
The Cooper Cos, Inc.	240	92,182
Corcept Therapeutics, Inc. (d)	430	10,230
Covetrus, Inc. (d)	356	10,669
CryoPort, Inc. (d)	420	21,844
CVS Health Corp.	7,168	539,249
Cytokinetics, Inc. (d)	760	17,678
Danaher Corp.	3,939	886,590
DaVita, Inc. (d)	523	56,364
Deciphera Pharmaceuticals, Inc. (d)	330	14,797
Denali Therapeutics, Inc. (d)	470	26,837
DENTSPLY SIRONA, Inc.	1,122	71,595
DexCom, Inc. (d)	458	164,601
Dicerna Pharmaceuticals, Inc. (d)	970	24,803
Editas Medicine, Inc. (d)	320	13,440
Edwards Lifesciences Corp. (d)	3,609	301,857
Elanco Animal Health, Inc. (d)	2,190	64,495
Eli Lilly and Co.	4,792	895,241
Emergent BioSolutions, Inc. (d)	293	27,223
Encompass Health Corp.	650	53,235
Endo International PLC (d)	2,760	20,452
Envista Holdings Corp. (d)	1,110	45,288
Epizyme, Inc. (d)	830	7,229
Esperion Therapeutics, Inc. (d)(e)	330	9,256
Evolent Health, Inc. (d)	740	14,948
Exact Sciences Corp. (d)	865	113,990
Exelixis, Inc. (d)	1,985	44,841
Fate Therapeutics, Inc. (d)	590	48,645
FibroGen, Inc. (d)	750	26,032
GenMark Diagnostics, Inc. (d)	140	3,346
Gilead Sciences, Inc.	6,537	422,486
Glaukos Corp. (d)	280	23,500
Global Blood Therapeutics, Inc. (d)	370	15,077
Globus Medical, Inc. - Class A (d)	340	20,968
GoodRx Holdings, Inc. (d)	460	17,949
Guardant Health, Inc. (d)	570	87,010
Haemonetics Corp. (d)	250	27,752
Halozyme Therapeutics, Inc. (d)	830	34,603
Hanger, Inc. (d)	350	7,987
HCA Healthcare, Inc.	1,423	268,008
Health Catalyst, Inc. (d)	510	23,853
HealthEquity, Inc. (d)	430	29,240
Heat Biologics, Inc. (d)(e)	14,250	103,740
Henry Schein, Inc. (d)	890	61,624
Heron Therapeutics, Inc. (d)	1,230	19,938
Hill-Rom Holdings, Inc.	330	36,458
HMS Holdings Corp. (d)	525	19,412
Hologic, Inc. (d)	1,317	97,958
Homology Medicines, Inc. (d)	340	3,199
Horizon Therapeutics PLC (d)	1,105	101,704
Humana, Inc.	678	284,251
ICU Medical, Inc. (d)	100	20,544
IDEXX Laboratories, Inc. (d)	479	234,379
Illumina, Inc. (d)	712	273,451
Immunovant, Inc. (d)	530	8,501
Inari Medical, Inc. (d)	210	22,470
Incyte Corp. (d)	1,133	92,079
Innoviva, Inc. (d)	1,000	11,950
Insmed, Inc. (d)	760	25,886
Inspire Medical Systems, Inc. (d)	110	22,769
Insulet Corp. (d)	285	74,362
Integer Holdings Corp. (d)	300	27,630
Integra LifeSciences Holdings Corp. (d)	378	26,116
Intellia Therapeutics, Inc. (d)	290	23,274
Intercept Pharmaceuticals, Inc. (d)	137	3,162
Intuitive Surgical, Inc. (d)	625	461,837
Invitae Corp. (d)(e)	1,350	51,583
Ionis Pharmaceuticals, Inc. (d)	700	31,472
IQVIA Holdings, Inc. (d)	1,081	208,784
iRhythm Technologies, Inc. (d)	130	18,052
Ironwood Pharmaceuticals, Inc. (d)	1,000	11,180
Johnson & Johnson	14,565	2,393,758
Karuna Therapeutics, Inc. (d)	190	22,844
Kodiak Sciences, Inc. (d)	300	34,017
Krystal Biotech, Inc. (d)	310	23,882
Kura Oncology, Inc. (d)	650	18,375
Laboratory Corp. Of America Holdings (d)	580	147,917
Lannett Co, Inc. (d)	300	1,584
LHC Group, Inc. (d)	170	32,506
Ligand Pharmaceuticals, Inc. (d)	164	25,002
MacroGenics, Inc. (d)	740	23,569
Madrigal Pharmaceuticals, Inc. (d)	60	7,018
Magellan Health, Inc. (d)	100	9,324
Maravai LifeSciences Holdings, Inc. (d)	620	22,097
Masimo Corp. (d)	300	68,898
McKesson Corp.	888	173,196
MEDNAX, Inc. (d)	600	15,282
Medpace Holdings, Inc. (d)	100	16,405
Merck & Co, Inc.	14,755	1,137,463
Meridian Bioscience, Inc. (d)	375	9,844
Merit Medical Systems, Inc. (d)	510	30,539
Mettler-Toledo International, Inc. (d)	120	138,683
Moderna, Inc. (d)	1,970	257,971
ModivCare, Inc. (d)	200	29,624
Molina Healthcare, Inc. (d)	300	70,128
MTBC, Inc. (d)	3,710	30,830
Myriad Genetics, Inc. (d)	450	13,703
NanoString Technologies, Inc. (d)	300	19,713
Natera, Inc. (d)	550	55,847
Natus Medical, Inc. (d)	75	1,921
Nektar Therapeutics (d)	650	13,000
Neogen Corp. (d)	146	12,978
NeoGenomics, Inc. (d)	690	33,279
Neurocrine Biosciences, Inc. (d)	460	44,735
Nevro Corp. (d)	162	22,599
NextGen Healthcare, Inc. (d)	305	5,521
Novavax, Inc. (d)	460	83,403
NuVasive, Inc. (d)	290	19,012
Oak Street Health, Inc. (d)	380	20,623
Ocugen, Inc. (d)	3,580	24,308
Ocular Therapeutix, Inc. (d)	970	15,918
Omnicell, Inc. (d)	195	25,325
Owens & Minor, Inc.	620	23,306
Pacific Biosciences of California, Inc. (d)	1,120	37,307
Pacira BioSciences, Inc. (d)	425	29,788
Patterson Cos, Inc.	575	18,371
Penumbra, Inc. (d)	196	53,034
PerkinElmer, Inc.	522	66,967
Pfizer, Inc.	32,532	1,178,634
Phreesia, Inc. (d)	360	18,756
PPD, Inc. (d)	940	35,570
PRA Health Sciences, Inc. (d)	300	45,999
Prestige Consumer Healthcare, Inc. (d)	350	15,428
Pro-Dex, Inc. (d)	10	270
Progyny, Inc. (d)	520	23,145
PTC Therapeutics, Inc. (d)	470	22,255
Puma Biotechnology, Inc. (d)	254	2,469
Quest Diagnostics, Inc.	837	107,421
Quidel Corp. (d)	180	23,027
R1 RCM, Inc. (d)	640	15,795
Reata Pharmaceuticals, Inc. (d)	130	12,961
Regeneron Pharmaceuticals, Inc. (d)	419	198,246
REGENXBIO, Inc. (d)	410	13,985
Relay Therapeutics, Inc. (d)	620	21,433
Repligen Corp. (d)	300	58,323
ResMed, Inc.	820	159,096
Revance Therapeutics, Inc. (d)	710	19,845
REVOLUTION Medicines, Inc. (d)	530	24,316
Rocket Pharmaceuticals, Inc. (d)	400	17,748
Royalty Pharma PLC (e)	460	20,065
Sage Therapeutics, Inc. (d)	300	22,455
Sangamo Therapeutics, Inc. (d)	730	9,147
Sarepta Therapeutics, Inc. (d)	380	28,321
Seagen, Inc. (d)	957	132,889
Select Medical Holdings Corp. (d)	445	15,175
Shockwave Medical, Inc. (d)	270	35,170
Silk Road Medical, Inc. (d)	280	14,182
Simulations Plus, Inc.	150	9,486
Sotera Health Co. (d)	870	21,715
SpringWorks Therapeutics, Inc. (d)	280	20,600
STAAR Surgical Co. (d)	460	48,489
Stryker Corp.	2,016	491,057
Syneos Health, Inc. (d)	300	22,755
Tabula Rasa HealthCare, Inc. (d)(e)	300	13,815
Tandem Diabetes Care, Inc. (d)	410	36,183
Teladoc Health, Inc. (d)	839	152,488
Teleflex, Inc.	260	108,020
Tenet Healthcare Corp. (d)	631	32,812
The Ensign Group, Inc.	300	28,152
The Pennant Group, Inc. (d)	150	6,870
Thermo Fisher Scientific, Inc.	2,231	1,018,184
Tivity Health, Inc. (d)	64	1,428
Tricida, Inc. (d)	540	2,857
Turning Point Therapeutics, Inc. (d)	310	29,323
Twist Bioscience Corp. (d)	260	32,204
Ultragenyx Pharmaceutical, Inc. (d)	207	23,569
United Therapeutics Corp. (d)	288	48,174
UnitedHealth Group, Inc.	5,376	2,000,248
Universal Health Services, Inc.	482	64,294
Varex Imaging Corp. (d)	282	5,778
Varian Medical Systems, Inc. (d)	497	87,735
Veeva Systems, Inc. (d)	565	147,601
Veracyte, Inc. (d)	440	23,650
Vericel Corp. (d)	230	12,777
Vertex Pharmaceuticals, Inc. (d)	1,279	274,844
Viatris, Inc. (d)	6,317	88,248
Vir Biotechnology, Inc. (d)	580	29,737
Waters Corp. (d)	384	109,121
West Pharmaceutical Services, Inc.	415	116,939
Xencor, Inc. (d)	550	23,683
Y-mAbs Therapeutics, Inc. (d)	370	11,189
Zimmer Biomet Holdings, Inc.	1,172	187,614
Zoetis, Inc.	2,795	440,157
Zogenix, Inc. (d)	410	8,003
		29,238,333
Industrials - 9.6%
3M C.o	3,436	662,048
A O Smith Corp.	680	45,975
AAON, Inc.	165	11,552
AAR Corp.	300	12,495
ABM Industries, Inc.	500	25,505
ACCO Brands Corp.	825	6,963
Acme United Corp.	300	11,832
Acuity Brands, Inc.	85	14,025
Advanced Drainage Systems, Inc.	490	50,661
AECOM (d)	497	31,863
Aerojet Rocketdyne Holdings, Inc.	400	18,784
AeroVironment, Inc. (d)	300	34,818
AGCO Corp.	400	57,460
Air Lease Corp.	600	29,400
Air Transport Services Group, Inc. (d)	670	19,604
Alaska Air Group, Inc.	854	59,105
Albany International Corp. - Class A	100	8,347
Allegiant Travel Co.	73	17,816
Allison Transmission Holdings, Inc.	625	25,519
Altra Industrial Motion Corp.	300	16,596
AMERCO	70	42,882
American Airlines Group, Inc.	3,553	84,917
American Woodmark Corp. (d)	130	12,815
AMETEK, Inc.	1,337	170,775
Applied Industrial Technologies, Inc.	375	34,189
Armstrong World Industries, Inc.	200	18,018
ASGN, Inc. (d)	250	23,860
Astec Industries, Inc.	200	15,084
Atkore International Group, Inc. (d)	190	13,661
Atlas Air Worldwide Holdings, Inc. (d)	300	18,132
Avis Budget Group, Inc. (d)	382	27,710
Axon Enterprise, Inc. (d)	325	46,286
AZZ, Inc.	225	11,329
Beacon Roofing Supply, Inc. (d)	500	26,160
Boise Cascade Co.	510	30,513
Booz Allen Hamilton Holding Corp.	760	61,203
Brady Corp. - Class A	145	7,750
BrightView Holdings, Inc. (d)	830	14,002
Builders FirstSource, Inc. (d)	1,453	67,376
BWX Technologies, Inc.	292	19,254
CACI International, Inc. (d)	179	44,152
Carlisle Cos, Inc.	293	48,222
Carrier Global Corp.	4,808	202,994
Casella Waste Systems, Inc. (d)	100	6,357
Caterpillar, Inc.	2,881	668,017
CH Robinson Worldwide, Inc.	740	70,618
Chart Industries, Inc. (d)	300	42,705
Cintas Corp.	521	177,823
CIRCOR International, Inc. (d)	184	6,407
Clean Harbors, Inc. (d)	400	33,624
Colfax Corp. (d)	585	25,629
Columbus McKinnon Corp/NY	350	18,466
Comfort Systems USA, Inc.	110	8,225
Copart, Inc. (d)	1,180	128,160
CoreCivic, Inc.	799	7,231
CoreLogic, Inc.	547	43,350
CoStar Group, Inc. (d)	215	176,706
Covanta Holding Corp.	850	11,781
Covenant Logistics Group, Inc. (d)	100	2,059
Crane Co.	325	30,521
CSX Corp.	3,585	345,666
Cummins, Inc.	877	227,239
Curtiss-Wright Corp.	300	35,580
Deere & Co.	1,691	632,671
Delta Air Lines, Inc.	3,390	163,669
Deluxe Corp.	200	8,392
Donaldson Co., Inc.	545	31,697
Dover Corp.	761	104,356
Dun & Bradstreet Holdings, Inc. (d)	770	18,334
DXP Enterprises, Inc. (d)	100	3,017
Dycom Industries, Inc. (d)	11	1,021
Eaton Corp. Plc	2,111	291,909
EMCOR Group, Inc.	230	25,797
Emerson Electric Co.	3,358	302,959
Energy Recovery, Inc. (d)	500	9,170
Enerpac Tool Group Corp.	290	7,575
EnerSys	375	34,050
Ennis, Inc.	50	1,067
Equifax, Inc.	645	116,829
ESCO Technologies, Inc.	200	21,778
Evoqua Water Technologies Corp. (d)	900	23,670
Expeditors International Of Washington, Inc.	1,020	109,844
Exponent, Inc.	310	30,209
Fastenal Co.	3,150	158,382
Federal Signal Corp.	475	18,192
Fedex Corp.	1,357	385,442
Flowserve Corp.	815	31,630
Fluor Corp.	1,086	25,076
Forrester Research, Inc. (d)	255	10,832
Fortive Corp.	1,525	107,726
Fortune Brands Home & Security, Inc.	640	61,325
Franklin Electric Co., Inc.	275	21,708
FTI Consulting, Inc. (d)	80	11,209
FuelCell Energy, Inc. (d)	3,080	44,383
GATX Corp.	45	4,173
Generac Holdings, Inc. (d)	380	124,431
General Dynamics Corp.	1,510	274,156
General Electric Co	48,216	633,076
Gibraltar Industries, Inc. (d)	300	27,453
The Gorman-Rupp Co.	182	6,026
Graco, Inc.	716	51,280
Graftech International Ltd.	1,920	23,482
Granite Construction, Inc.	562	22,620
Great Lakes Dredge & Dock Corp. (d)	1,500	21,870
The Greenbrier Cos., Inc.	200	9,444
Griffon Corp.	260	7,064
H&E Equipment Services, Inc.	325	12,350
Hawaiian Holdings, Inc.	325	8,668
Healthcare Services Group, Inc.	375	10,511
HEICO Corp.	472	53,619
Herc Holdings, Inc. (d)	143	14,490
Herman Miller, Inc.	300	12,345
Hexcel Corp.	320	17,920
Hillenbrand, Inc.	325	15,506
HNI Corp.	100	3,956
Honeywell International, Inc.	3,952	857,861
Howmet Aerospace, Inc.	1,320	42,412
Hub Group, Inc. (d)	50	3,364
Hubbell, Inc.	318	59,431
Huntington Ingalls Industries, Inc.	249	51,257
Huron Consulting Group, Inc. (d)	200	10,076
Hyster-Yale Materials Handling, Inc.	118	10,280
IAA, Inc. (d)	975	53,761
IDEX Corp.	437	91,473
IES Holdings, Inc. (d)	60	3,025
Illinois Tool Works, Inc.	1,694	375,255
Ingersoll Rand, Inc. (d)	1,810	89,070
Insperity, Inc.	292	24,452
Insteel Industries, Inc.	300	9,252
Interface, Inc.	500	6,240
ITT, Inc.	280	25,455
Jacobs Engineering Group, Inc.	650	84,025
JB Hunt Transport Services, Inc.	560	94,119
JELD-WEN Holding, Inc. (d)	30	831
JetBlue Airways Corp. (d)	1,750	35,595
John Bean Technologies Corp.	151	20,134
Johnson Controls International PLC	4,890	291,786
Kansas City Southern	519	136,974
KAR Auction Services, Inc.	975	14,625
KBR, Inc.	925	35,511
Kennametal, Inc.	475	18,986
Kforce, Inc.	150	8,040
Kirby Corp. (d)	300	18,084
Knight-Swift Transportation Holdings, Inc.	638	30,681
Knoll, Inc.	500	8,255
Korn Ferry	225	14,033
Kratos Defense & Security Solutions, Inc. (d)	1,020	27,826
L3Harris Technologies, Inc.	1,247	252,742
Landstar System, Inc.	140	23,108
Leidos Holdings, Inc.	931	89,637
Lennox International, Inc.	167	52,036
Lincoln Electric Holdings, Inc.	332	40,816
Lockheed Martin Corp.	1,574	581,593
Lyft, Inc. (d)	300	18,954
The Manitowoc Co., Inc. (d)	268	5,526
ManpowerGroup, Inc.	383	37,879
Masco Corp.	1,590	95,241
MasTec, Inc. (d)	180	16,866
Matson, Inc.	175	11,672
Matthews International Corp.	100	3,955
Maxar Technologies, Inc. (d)	690	26,096
McGrath RentCorp	300	24,195
Mercury Systems, Inc. (d)	400	28,260
Meritor, Inc. (d)	550	16,181
The Middleby Corp (d)	228	37,791
Moog, Inc.	300	24,945
MSA Safety, Inc.	228	34,205
MSC Industrial Direct Co., Inc.	245	22,097
Mueller Industries, Inc.	300	12,405
Mueller Water Products, Inc.	1,600	22,224
Navistar International Corp. (d)	625	27,519
Nordson Corp.	178	35,365
Norfolk Southern Corp.	1,344	360,891
Northrop Grumman Corp.	927	300,014
NOW, Inc. (d)	649	6,548
nVent Electric PLC	275	7,675
Old Dominion Freight Line, Inc.	620	149,054
Oshkosh Corp.	350	41,531
Otis Worldwide Corp.	2,434	166,607
Owens Corning	530	48,808
PACCAR, Inc.	1,915	177,942
Parker-Hannifin Corp.	747	235,626
Parsons Corp. (d)	720	29,117
Perma-Pipe International Holdings, Inc. (d)	300	1,824
Plug Power, Inc. (d)	2,550	91,392
Primoris Services Corp.	515	17,062
Proto Labs, Inc. (d)	130	15,827
Quanta Services, Inc.	1,050	92,379
Raven Industries, Inc.	175	6,708
Raytheon Technologies Corp.	8,633	667,072
RBC Bearings, Inc. (d)	145	28,532
Regal Beloit Corp.	100	14,268
Republic Services, Inc.	973	96,668
Resideo Technologies, Inc. (d)	758	21,413
Resources Connection, Inc.	200	2,708
Rexnord Corp.	315	14,833
Robert Half International, Inc.	610	47,623
Rockwell Automation, Inc.	640	169,882
Rollins, Inc.	1,380	47,500
Roper Technologies, Inc.	584	235,551
Rush Enterprises, Inc.	112	5,581
Ryder System, Inc.	405	30,638
Saia, Inc. (d)	110	25,364
Science Applications International Corp.	340	28,421
Shoals Technologies Group, Inc. (d)	700	24,346
The Shyft Group, Inc.	75	2,790
Simpson Manufacturing Co, Inc.	100	10,373
SiteOne Landscape Supply, Inc. (d)	230	39,270
SkyWest, Inc.	375	20,430
Snap-on, Inc.	362	83,528
Southwest Airlines Co.	2,944	179,761
Spirit AeroSystems Holdings, Inc.	700	34,055
Spirit Airlines, Inc. (d)	1,030	38,007
SPX Corp. (d)	312	18,180
SPX FLOW, Inc.	312	19,759
Standex International Corp.	50	4,778
Stanley Black & Decker, Inc.	820	163,729
Steelcase, Inc.	875	12,591
Stericycle, Inc. (d)	575	38,818
Sunrun, Inc. (d)	1,120	67,738
Systemax, Inc.	10	411
Teledyne Technologies, Inc. (d)	211	87,280
Terex Corp.	765	35,244
Tetra Tech, Inc.	238	32,301
Textainer Group Holdings Ltd. (d)	700	20,055
Textron, Inc.	925	51,874
The Boeing Co.	3,278	834,972
The Brink's Co.	450	35,653
The Timken Co.	375	30,439
The Toro Co.	398	41,050
TPI Composites, Inc. (d)	450	25,393
TransDigm Group, Inc. (d)	258	151,683
TransUnion	1,010	90,900
Trex Co, Inc. (d)	600	54,924
TriNet Group, Inc. (d)	200	15,592
Trinity Industries, Inc.	1,050	29,914
Triumph Group, Inc.	196	3,602
TrueBlue, Inc. (d)	300	6,606
Tutor Perini Corp. (d)	200	3,790
Twin Disc, Inc. (d)	400	3,824
Uber Technologies, Inc. (d)	9,770	532,563
UFP Industries, Inc.	399	30,260
Ultralife Corp. (d)	200	1,656
UniFirst Corp.	86	19,239
Union Pacific Corp.	3,787	834,693
United Airlines Holdings, Inc. (d)	2,001	115,138
United Parcel Service, Inc. - Class B	3,790	644,262
United Rentals, Inc. (d)	452	148,848
Univar Solutions, Inc. (d)	575	12,385
Upwork, Inc. (d)	1,010	45,218
US Ecology, Inc. (d)	200	8,328
Valmont Industries, Inc.	159	37,790
Vectrus, Inc. (d)	122	6,520
Verisk Analytics, Inc.	914	161,495
Veritiv Corp. (d)	97	4,126
Viad Corp.	100	4,175
Vicor Corp. (d)	230	19,557
Wabash National Corp.	50	940
Waste Management, Inc.	2,505	323,195
Watsco, Inc.	114	29,726
Watts Water Technologies, Inc. - Class A	120	14,257
Welbilt, Inc. (d)	1,075	17,469
Werner Enterprises, Inc.	250	11,793
WESCO International, Inc. (d)	340	29,420
Westinghouse Air Brake Technologies Corp.	849	67,207
Willdan Group, Inc. (d)	340	13,957
WillScot Mobile Mini Holdings Corp. (d)	976	27,084
Woodward, Inc.	250	30,158
WW Grainger, Inc.	323	129,500
XPO Logistics, Inc. (d)	575	70,898
Xylem, Inc.	770	80,989
		21,501,217
Information Technology - 24.9%
2U, Inc. (d)	325	12,425
3D Systems Corp. (d)	848	23,269
8x8, Inc. (d)	230	7,461
ACI Worldwide, Inc. (d)	560	21,308
Adobe, Inc. (d)	2,601	1,236,437
Advanced Energy Industries, Inc.	300	32,751
Advanced Micro Devices, Inc. (d)	6,755	530,267
Akamai Technologies, Inc. (d)	894	91,099
Alarm.com Holdings, Inc. (d)	170	14,685
Alliance Data Systems Corp.	408	45,733
Alteryx, Inc. (d)	40	3,318
Ambarella, Inc. (d)	300	30,117
Amkor Technology, Inc.	1,050	24,895
Amphenol Corp.	3,220	212,423
Amtech Systems, Inc. (d)	472	5,579
Analog Devices, Inc.	2,079	322,411
Anaplan, Inc. (d)	720	38,772
ANSYS, Inc. (d)	520	176,571
Appfolio, Inc. - Class A (d)	110	15,555
Apple, Inc.	95,952	11,720,537
Applied Materials, Inc.	4,888	653,037
Arista Networks, Inc. (d)	350	105,661
Arrow Electronics, Inc. (d)	400	44,328
Aspen Technology, Inc. (d)	325	46,907
Autodesk, Inc. (d)	1,285	356,138
Automatic Data Processing, Inc.	2,254	424,811
Avalara, Inc. (d)	480	64,046
Avaya Holdings Corp. (d)	1,050	29,431
Avnet, Inc.	900	37,359
Badger Meter, Inc.	280	26,060
Belden, Inc.	100	4,437
Benchmark Electronics, Inc.	325	10,049
Bill.com Holdings, Inc. (d)	340	49,470
Black Knight, Inc. (d)	585	43,284
Blackbaud, Inc.	200	14,216
Blackline, Inc. (d)	240	26,016
Bottomline Technologies DE, Inc. (d)	375	16,969
Box, Inc. - Class A (d)	1,190	27,322
Broadcom, Inc.	1,790	829,951
Broadridge Financial Solutions, Inc.	625	95,687
Brooks Automation, Inc.	446	36,416
Cadence Design Systems, Inc. (d)	1,672	229,047
CalAmp Corp. (d)	400	4,340
Calix, Inc. (d)	175	6,065
Cardtronics PLC - Class A (d)	175	6,790
CDK Global, Inc.	520	28,111
CDW Corp.	845	140,059
Cerence, Inc. (d)	271	24,276
Ceridian HCM Holding, Inc. (d)	610	51,405
Ciena Corp. (d)	997	54,556
Cirrus Logic, Inc. (d)	140	11,871
Cisco Systems, Inc.	24,278	1,255,415
Citrix Systems, Inc.	668	93,760
Cloudera, Inc. (d)	1,670	20,324
Cloudflare, Inc. (d)	210	14,755
CMC Materials, Inc.	140	24,751
Cognex Corp.	820	68,052
Cognizant Technology Solutions Corp.	3,118	243,578
Cognyte Software Ltd. (d)	375	10,429
Coherent, Inc. (d)	200	50,578
CommScope Holding Co., Inc. (d)	1,150	17,664
CommVault Systems, Inc. (d)	375	24,187
Comtech Telecommunications Corp.	100	2,484
Concentrix Corp. (d)	229	34,286
Cornerstone OnDemand, Inc. (d)	500	21,790
Corning, Inc.	4,399	191,400
Coupa Software, Inc. (d)(e)	340	86,523
Cree, Inc. (d)	445	48,118
Crowdstrike Holdings, Inc. - Class A (d)	170	31,027
CSG Systems International, Inc.	78	3,501
CTS Corp.	100	3,106
CyberOptics Corp. (d)	250	6,492
Daktronics, Inc.	800	5,016
Datadog, Inc. (d)	200	16,668
Dell Technologies, Inc. (d)	1,300	114,595
Diodes, Inc. (d)	300	23,952
Docusign, Inc. (d)	1,040	210,548
Dolby Laboratories, Inc.	300	29,616
Duck Creek Technologies, Inc. (d)	500	22,570
DXC Technology Co.	1,118	34,949
Dynatrace, Inc. (d)	1,180	56,923
Ebix, Inc.	31	993
EchoStar Corp. (d)	400	9,600
eGain Corp. (d)	150	1,423
Enphase Energy, Inc. (d)	650	105,404
Entegris, Inc.	681	76,136
Envestnet, Inc. (d)	375	27,086
EPAM Systems, Inc. (d)	330	130,908
Euronet Worldwide, Inc. (d)	349	48,267
Everbridge, Inc. (d)	190	23,024
ExlService Holdings, Inc. (d)	300	27,048
F5 Networks, Inc. (d)	313	65,298
Fair Isaac Corp. (d)	146	70,963
FARO Technologies, Inc. (d)	200	17,314
Fastly, Inc. (d)(e)	200	13,456
Fidelity National Information Services, Inc.	3,331	468,372
Fireeye, Inc. (d)	1,760	34,443
First Solar, Inc. (d)	400	34,920
Fiserv, Inc. (d)	2,978	354,501
Five9, Inc. (d)	400	62,532
FleetCor Technologies, Inc. (d)	438	117,660
FLIR Systems, Inc.	965	54,494
FormFactor, Inc. (d)	480	21,653
Fortinet, Inc. (d)	815	150,302
Gartner, Inc. (d)	451	82,330
Genpact Ltd.	1,125	48,173
Global Payments, Inc.	1,393	280,801
GoDaddy, Inc. - Class A (d)	350	27,167
Guidewire Software, Inc. (d)	490	49,799
Hewlett Packard Enterprise Co.	6,477	101,948
HP, Inc.	7,272	230,886
HubSpot, Inc. (d)	230	104,468
II-VI, Inc. (d)	541	36,988
Infinera Corp. (d)	600	5,778
Inphi Corp. (d)	300	53,523
Insight Enterprises, Inc. (d)	200	19,084
Intel Corp.	23,148	1,481,472
InterDigital, Inc.	246	15,609
International Business Machines Corp.	5,205	693,618
Intuit, Inc.	1,449	555,054
IPG Photonics Corp. (d)	281	59,274
Itron, Inc. (d)	200	17,730
J2 Global, Inc. (d)	325	38,954
Jabil, Inc.	555	28,949
Jack Henry & Associates, Inc.	376	57,047
Juniper Networks, Inc.	2,190	55,473
Keysight Technologies, Inc. (d)	1,048	150,283
Kimball Electronics, Inc. (d)	525	13,545
KLA Corp.	756	249,782
Knowles Corp. (d)	458	9,581
Kulicke & Soffa Industries, Inc.	480	23,573
Lam Research Corp.	776	461,906
Lattice Semiconductor Corp. (d)	530	23,861
Littelfuse, Inc.	118	31,204
LivePerson, Inc. (d)	490	25,843
LiveRamp Holdings, Inc. (d)	175	9,079
Lumentum Holdings, Inc. (d)	424	38,732
MACOM Technology Solutions Holdings, Inc. (d)	463	26,863
Manhattan Associates, Inc. (d)	350	41,083
Marvell Technology Group Ltd.	3,089	151,299
Mastercard, Inc.	5,085	1,810,514
Maxim Integrated Products, Inc.	1,445	132,030
MAXIMUS, Inc.	425	37,842
MaxLinear, Inc. (d)	475	16,188
Medallia, Inc. (d)	670	18,686
Methode Electronics, Inc.	100	4,198
Microchip Technology, Inc.	1,554	241,212
Micron Technology, Inc. (d)	6,422	566,485
Microsoft Corp.	41,712	9,834,438
MicroStrategy, Inc. (d)	60	40,728
Mitek Systems, Inc. (d)	420	6,124
MKS Instruments, Inc.	300	55,626
Monolithic Power Systems, Inc.	270	95,367
Motorola Solutions, Inc.	1,022	192,187
Napco Security Technologies, Inc. (d)	240	8,359
National Instruments Corp.	812	35,066
nCino, Inc. (d)	330	22,018
NCR Corp. (d)	935	35,483
NetApp, Inc.	955	69,400
NETGEAR, Inc. (d)	50	2,055
NetScout Systems, Inc. (d)	700	19,712
New Relic, Inc. (d)(e)	230	14,140
NIC, Inc. (e)	375	12,724
NortonLifeLock, Inc.	2,463	52,363
Novanta, Inc. (d)	220	29,016
Nuance Communications, Inc. (d)	1,595	69,606
Nutanix, Inc. (d)	470	12,483
NVIDIA Corp.	3,477	1,856,475
Okta, Inc. (d)	260	57,312
ON Semiconductor Corp. (d)	2,070	86,133
OneSpan, Inc. (d)	450	11,025
Onto Innovation, Inc. (d)	350	22,998
Oracle Corp.	10,880	763,450
OSI Systems, Inc. (d)	100	9,610
PagerDuty, Inc. (d)	620	24,943
Palantir Technologies, Inc. (d)	3,450	80,350
Palo Alto Networks, Inc. (d)	559	180,032
PAR Technology Corp. (d)	100	6,541
Paychex, Inc.	1,560	152,911
Paycom Software, Inc. (d)	310	114,719
Paylocity Holding Corp. (d)	150	26,975
PayPal Holdings, Inc. (d)	6,645	1,613,672
Pegasystems, Inc.	300	34,302
Perspecta, Inc.	989	28,730
Plantronics, Inc.	300	11,673
Plexus Corp. (d)	300	27,552
Power Integrations, Inc.	280	22,814
Progress Software Corp.	200	8,812
Proofpoint, Inc. (d)	316	39,750
PROS Holdings, Inc. (d)	300	12,750
PTC, Inc. (d)	635	87,408
Pure Storage, Inc. (d)	1,110	23,909
Q2 Holdings, Inc. (d)	240	24,048
Qorvo, Inc. (d)	690	126,063
QUALCOMM, Inc.	6,545	867,802
Qualys, Inc. (d)	300	31,434
Rambus, Inc. (d)	500	9,720
Rapid7, Inc. (d)	230	17,160
RealPage, Inc. (d)	645	56,244
RingCentral, Inc. - Class A (d)	260	77,449
Rogers Corp. (d)	150	28,232
Sabre Corp.	1,400	20,734
Sailpoint Technologies Holdings, Inc. (d)	630	31,903
salesforce.com, Inc. (d)	4,809	1,018,883
Sanmina Corp. (d)	333	13,780
Semtech Corp. (d)	300	20,700
ServiceNow, Inc. (d)	1,063	531,617
SharpSpring, Inc. (d)	100	1,600
Silicon Laboratories, Inc. (d)	160	22,571
Skyworks Solutions, Inc.	959	175,957
Slack Technologies, Inc. (d)	1,850	75,166
Snowflake, Inc. (d)	170	38,978
Splunk, Inc. (d)	878	118,951
SPS Commerce, Inc. (d)	200	19,862
Square, Inc. - Class A (d)	1,410	320,141
SS&C Technologies Holdings, Inc.	1,325	92,578
SunPower Corp. (d)(e)	450	15,053
SVMK, Inc. (d)	1,170	21,434
Sykes Enterprises, Inc. (d)	102	4,496
Synaptics, Inc. (d)	313	42,386
SYNNEX Corp.	229	26,298
Synopsys, Inc. (d)	847	209,870
Tenable Holdings, Inc. (d)	490	17,731
Teradata Corp. (d)	515	19,848
Teradyne, Inc.	865	105,253
TESSCO Technologies, Inc.	100	724
Texas Instruments, Inc.	5,275	996,922
The Trade Desk, Inc. (d)	180	117,299
Trimble, Inc. (d)	1,394	108,439
TTM Technologies, Inc. (d)	488	7,076
Twilio, Inc. (d)	450	153,342
Tyler Technologies, Inc. (d)	252	106,982
Ubiquiti, Inc.	80	23,864
Ultra Clean Holdings, Inc. (d)	410	23,796
Unisys Corp. (d)	427	10,854
Universal Display Corp.	270	63,928
Varonis Systems, Inc. (d)	450	23,103
Veeco Instruments, Inc. (d)	400	8,296
Verint Systems, Inc. (d)	375	17,059
VeriSign, Inc. (d)	576	114,486
Verra Mobility Corp. (d)	1,420	19,220
ViaSat, Inc. (d)	350	16,825
Viavi Solutions, Inc. (d)	1,328	20,850
Visa, Inc. - Class A	10,156	2,150,330
Vishay Intertechnology, Inc.	806	19,408
Vishay Precision Group, Inc. (d)	129	3,974
VMware, Inc. (d)(e)	424	63,791
Vontier Corp. (d)	610	18,465
Western Digital Corp.	1,530	102,128
The Western Union Co.	1,694	41,774
WEX, Inc. (d)	214	44,773
Workday, Inc. (d)	545	135,394
Workiva, Inc. (d)	210	18,535
Xerox Holdings Corp.	828	20,096
Xilinx, Inc.	1,385	171,602
Xperi Holding Corp.	799	17,394
Yext, Inc. (d)	1,150	16,652
Zebra Technologies Corp. (d)	315	152,832
Zendesk, Inc. (d)	700	92,834
Zoom Video Communications, Inc. - Class A (d)	170	54,619
Zscaler, Inc. (d)	510	87,552
		56,035,397
Materials - 2.4%
Air Products And Chemicals, Inc.	1,270	357,302
Albemarle Corp.	595	86,935
Alcoa Corp. (d)	1,163	37,786
AptarGroup, Inc.	286	40,518
Arconic Corp. (d)	785	19,931
Ashland Global Holdings, Inc.	467	41,456
Avery Dennison Corp.	440	80,806
Avient Corp.	483	22,831
Axalta Coating Systems Ltd. (d)	675	19,967
Balchem Corp.	201	25,207
Ball Corp.	1,710	144,905
Berry Global Group, Inc. (d)	900	55,260
Cabot Corp.	400	20,976
Carpenter Technology Corp.	200	8,230
Celanese Corp.	645	96,627
Cf Industries Holdings, Inc.	980	44,472
Clearwater Paper Corp. (d)	130	4,891
Cleveland-Cliffs, Inc.	3,140	63,145
Coeur Mining, Inc. (d)	3,120	28,174
Commercial Metals Co.	775	23,901
Compass Minerals International, Inc.	100	6,272
Corteva, Inc.	4,263	198,741
Crown Holdings, Inc.	690	66,958
Dow, Inc.	4,343	277,691
Dupont De Nemours, Inc.	3,133	242,118
Eagle Materials, Inc.	333	44,759
Eastman Chemical Co.	620	68,274
Ecolab, Inc.	1,584	339,087
Ferro Corp. (d)	575	9,694
Ferroglobe Representation & Warranty Insurance Trust (b)(c)(d)	500	–
FMC Corp.	665	73,556
Freeport-McMoRan, Inc. (d)	8,089	266,371
Glatfelter Corp.	325	5,574
Graphic Packaging Holding Co.	1,325	24,062
Greif, Inc.	300	17,100
HB Fuller Co.	150	9,436
Hecla Mining Co.	4,180	23,784
Huntsman Corp.	1,575	45,407
Ingevity Corp. (d)	93	7,024
International Flavors & Fragrances, Inc.	1,321	184,425
International Paper Co.	2,197	118,792
Kaiser Aluminum Corp.	118	13,039
Livent Corp. (d)	818	14,168
Louisiana-Pacific Corp.	825	45,755
Martin Marietta Materials, Inc.	354	118,880
Minerals Technologies, Inc.	250	18,830
Myers Industries, Inc.	200	3,952
Neenah, Inc.	120	6,166
Newmont Corp.	4,690	282,666
Nucor Corp.	1,425	114,385
Olin Corp.	1,020	38,729
Packaging Corp of America	395	53,120
PPG Industries, Inc.	1,199	180,162
Quaker Chemical Corp.	100	24,377
Reliance Steel & Aluminum Co.	249	37,920
Royal Gold, Inc.	341	36,698
RPM International, Inc.	710	65,214
Schweitzer-Mauduit International, Inc.	300	14,691
Sealed Air Corp.	680	31,158
Sensient Technologies Corp.	335	26,130
Silgan Holdings, Inc.	400	16,812
Sonoco Products Co.	725	45,893
Southern Copper Corp.	537	36,446
Steel Dynamics, Inc.	830	42,131
Stepan Co.	148	18,812
Summit Materials, Inc. (d)	571	15,999
The Chemours Co.	419	11,694
The Mosaic Co.	1,915	60,533
The Scotts Miracle-Gro Co.	266	65,162
The Sherwin-Williams Co.	493	363,839
TimkenSteel Corp. (d)	400	4,700
Tredegar Corp.	671	10,072
UFP Technologies, Inc. (d)	90	4,484
United States Steel Corp.	2,450	64,117
Valvoline, Inc.	1,192	31,075
Verso Corp.	500	7,295
Vulcan Materials Co.	725	122,344
W R Grace & Co.	427	25,560
Westlake Chemical Corp.	212	18,823
Westrock Co.	1,534	79,845
Worthington Industries, Inc.	225	15,095
		5,439,216
Real Estate - 3.4%
Acadia Realty Trust	676	12,824
Agree Realty Corp.	300	20,193
Alexander & Baldwin, Inc.	213	3,576
Alexandria Real Estate Equities, Inc.	801	131,604
American Assets Trust, Inc.	425	13,787
American Campus Communities, Inc.	982	42,393
American Homes 4 Rent	1,700	56,678
American Tower Corp.	2,446	584,741
Americold Realty Trust	1,340	51,550
Apartment, Inc.ome REIT Corp.	826	35,320
Apartment Investment and Management Co.	826	5,072
Apple Hospitality REIT, Inc.	1,975	28,776
AvalonBay Communities, Inc.	879	162,184
Boston Properties, Inc.	923	93,463
Brandywine Realty Trust	1,413	18,242
Brixmor Property Group, Inc.	2,275	46,023
Camden Property Trust	725	79,685
CareTrust REIT, Inc.	403	9,384
CBRE Group, Inc. (d)	1,645	130,136
Centerspace	180	12,240
Chatham Lodging Trust	425	5,593
Colony Capital, Inc.	4,400	28,512
CoreSite Realty Corp.	320	38,352
Corporate Office Properties Trust	850	22,380
Cousins Properties, Inc.	839	29,659
Crown Castle International Corp.	2,255	388,153
CubeSmart	1,412	53,416
CyrusOne, Inc.	725	49,097
DiamondRock Hospitality Co. (d)	1,727	17,788
Digital Realty Trust, Inc.	1,631	229,710
Douglas Emmett, Inc.	1,300	40,820
Duke Realty Corp.	2,206	92,498
EastGroup Properties, Inc.	262	37,539
EPR Properties	422	19,661
Equinix, Inc.	540	366,979
Equity Commonwealth	83	2,307
Equity LifeStyle Properties, Inc.	1,178	74,968
Equity Residential	2,084	149,277
Essential Properties Realty Trust, Inc.	830	18,949
Essex Property Trust, Inc.	382	103,843
eXp World Holdings, Inc. (d)	540	24,597
Extra Space Storage, Inc.	809	107,233
Federal Realty Investment Trust	520	52,754
First Industrial Realty Trust, Inc.	565	25,871
Franklin Street Properties Corp.	950	5,177
Gaming and Leisure Properties, Inc.	1,784	75,695
The GEO Group, Inc. (e)	1,740	13,502
Getty Realty Corp.	402	11,385
Global Net Lease, Inc.	1,160	20,950
Healthcare Realty Trust, Inc.	875	26,530
Healthcare Trust of America, Inc.	1,025	28,269
Healthpeak Properties, Inc.	3,055	96,966
Highwoods Properties, Inc.	800	34,352
Host Hotels & Resorts, Inc.	4,834	81,453
The Howard Hughes Corp. (d)	321	30,537
Hudson Pacific Properties, Inc.	815	22,111
Industrial Logistics Properties Trust	175	4,048
Innovative Industrial Properties, Inc.	150	27,024
Invitation Homes, Inc.	3,381	108,158
Iron Mountain, Inc.	2,082	77,055
JBG SMITH Properties	764	24,288
Jones Lang LaSalle, Inc. (d)	195	34,913
Kennedy-Wilson Holdings, Inc.	925	18,694
Kilroy Realty Corp.	620	40,691
Kimco Realty Corp.	3,000	56,250
Kite Realty Group Trust	725	13,985
Lamar Advertising Co.	400	37,568
Lexington Realty Trust	1,125	12,499
Life Storage, Inc.	525	45,124
LTC Properties, Inc.	520	21,694
The Macerich Co (e)	844	9,875
Mack-Cali Realty Corp.	725	11,223
Medical Properties Trust, Inc.	3,590	76,395
Mid-America Apartment Communities, Inc.	689	99,464
National Health Investors, Inc.	325	23,491
National Retail Properties, Inc.	860	37,900
National Storage Affiliates Trust	580	23,159
Newmark Group, Inc. - Class A	765	7,654
Office Properties, Income Trust	228	6,275
Omega Healthcare Investors, Inc.	1,749	64,066
Paramount Group, Inc.	1,800	18,234
Park Hotels & Resorts, Inc.	1,629	35,154
Pebblebrook Hotel Trust	1,188	28,856
Physicians Realty Trust	900	15,903
PotlatchDeltic Corp.	298	15,770
Preferred Apartment Communities, Inc.	1,230	12,115
Prologis, Inc.	4,359	462,054
PS Business Parks, Inc.	30	4,637
Public Storage	959	236,643
QTS Realty Trust, Inc.	380	23,575
Rayonier, Inc.	826	26,638
Realty, Inc.ome Corp.	2,040	129,540
Redfin Corp. (d)	630	41,952
Regency Centers Corp.	1,182	67,031
Retail Opportunity Investments Corp.	725	11,506
Retail Properties of America, Inc.	2,075	21,746
Retail Value, Inc.	158	2,956
Rexford Industrial Realty, Inc.	860	43,344
RLJ Lodging Trust	1,430	22,136
Ryman Hospitality Properties, Inc.	495	38,367
Sabra Health Care REIT, Inc.	1,436	24,929
Safehold, Inc.	270	18,927
SBA Communications Corp.	620	172,081
Service Properties Trust	1,325	15,714
Simon Property Group, Inc.	1,923	218,780
SL Green Realty Corp.	166	11,618
Spirit MTA REIT (b)(c)(d)	300	80
Spirit Realty Capital, Inc.	600	25,500
STAG Industrial, Inc.	1,140	38,315
STORE Capital Corp.	1,295	43,382
Summit Hotel Properties, Inc.	975	9,906
Sun Communities, Inc.	640	96,026
Tejon Ranch Co (d)	50	837
Terreno Realty Corp.	615	35,529
UDR, Inc.	1,438	63,071
Uniti Group, Inc.	1,228	13,545
Universal Health Realty, Income Trust	200	13,556
Urban Edge Properties	811	13,398
Ventas, Inc.	1,835	97,879
VEREIT, Inc.	1,235	47,696
VICI Properties, Inc.	2,720	76,813
Vornado Realty Trust	1,228	55,739
Weingarten Realty Investors	1,050	28,255
Welltower, Inc.	2,430	174,061
Weyerhaeuser Co.	4,137	147,277
WP Carey, Inc.	860	60,854
Xenia Hotels & Resorts, Inc.	900	17,550
		7,625,722
Utilities - 2.5%
The AES Corp	3,060	82,039
ALLETE, Inc.	425	28,556
Alliant Energy Corp.	1,225	66,346
Ameren Corp.	1,285	104,548
American Electric Power Co., Inc.	2,565	217,255
American States Water Co.	220	16,636
American Water Works Co., Inc.	1,040	155,917
Atmos Energy Corp.	560	55,356
Avangrid, Inc.	530	26,399
Avista Corp.	760	36,290
Black Hills Corp.	420	28,043
California Water Service Group	415	23,381
Centerpoint Energy, Inc.	3,670	83,125
CMS Energy Corp.	1,520	93,054
Consolidated Edison, Inc.	1,749	130,825
Dominion Energy, Inc.	4,607	349,948
DTE Energy Co.	1,023	136,202
Duke Energy Corp.	4,392	423,960
Edison International	2,001	117,259
Entergy Corp.	1,120	111,406
Essential Utilities, Inc.	1,206	53,968
Evergy, Inc.	1,715	102,094
Eversource Energy	1,802	156,035
Exelon Corp.	4,751	207,809
FirstEnergy Corp.	3,370	116,905
Hawaiian Electric Industries, Inc.	820	36,433
IDACORP, Inc.	313	31,291
MDU Resources Group, Inc.	1,115	35,245
MGE Energy, Inc.	150	10,709
Middlesex Water Co.	190	15,014
National Fuel Gas Co.	530	26,495
New Jersey Resources Corp.	440	17,543
NextEra Energy, Inc.	11,182	845,471
NiSource, Inc.	1,200	28,932
Northwest Natural Holding Co.	300	16,185
NorthWestern Corp.	330	21,516
NRG Energy, Inc.	1,512	57,048
OGE Energy Corp.	1,175	38,023
ONE Gas, Inc.	287	22,073
Ormat Technologies, Inc. (d)	465	36,516
Otter Tail Corp.	350	16,160
PG&E Corp. (d)	3,350	39,229
Pinnacle West Capital Corp.	716	58,247
PNM Resources, Inc.	480	23,544
Portland General Electric Co.	500	23,735
PPL Corp.	4,020	115,937
Public Service Enterprise Group, Inc.	2,830	170,394
Sempra Energy	1,447	191,843
SJW Group	180	11,338
South Jersey Industries, Inc.	430	9,709
Southwest Gas Holdings, Inc.	325	22,331
Spire, Inc.	350	25,862
Sunnova Energy International, Inc. (d)	690	28,166
The Southern Co	6,090	378,554
UGI Corp.	1,205	49,417
Vistra Corp.	2,077	36,721
WEC Energy Group, Inc.	1,639	153,394
Xcel Energy, Inc.	2,500	166,275
The York Water Co.	280	13,712
		5,696,418
Total Common Stocks (Cost $52,443,259)		220,784,295

RIGHTS - 0.0% (f)
AMR Corp., Escrow (b)(c)(d)	3,275	–
Total Rights (Cost $0)		–

Total Investments at Value - 98.2% (Cost $52,443,259)		220,784,295
Other Assets in Excess of Liabilities - 1.8%		3,958,518
Net Assets - 100.0%		$224,742,813

Percentages are stated as a percent of net assets.

REIT Real Estate Investment Trust

(a)	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
(b)	Illiquid security. The total value of such securities is $ as of March 31, 2021, representing 0.0% of net assets.
(c)
Level 3 security. Security has been valued at fair value in accordance with procedures adopted by and under the general supervision of the Board of Directors. The total value of such securities is $85 as of March 31, 2021, representing 0.0% of net assets.

(d)	Non-income producing security.
(e)	This security or a partial position of this security is on loan at March 31, 2021. The total market value of securities on loan at March 31, 2021 was $685,927.
(f)	Represents less than 0.1%.

The Accompanying Footnotes are an Integral Part of this Schedule of Investments.

WILSHIRE 5000 INDEXSM FUND
NOTES TO SCHEDULE OF INVESTMENTS
March 31, 2021 (Unaudited)

1. Securities Valuation

Securities listed or traded on U.S. exchanges, including options, futures, swaptions and swap contracts, are valued at the last sales price on the exchange where they are principally traded. In the absence of a current quotation, a security is valued at the mean between the last bid and asked prices on that exchange. Securities quoted on the National Association of Securities Dealers Automatic Quotation (NASDAQ) System, for which there have been sales, are valued at the NASDAQ official closing price. If there are no such sales, a security is valued at the mean between the last bid and ask prices. Securities traded over-the-counter (other than on NASDAQ) are valued at the last current sale price; and if there are no such sales, a security is valued at the mean between the last bid and ask prices. Debt securities are typically valued at an evaluated bid price by a third-party pricing agent employing methodologies that utilize actual market transactions, broker-supplied valuations, or other inputs designed to identify the market value for such securities. Third-party pricing agents often utilize proprietary models that are subjective and require the use of judgment and the application of various assumptions including, but not limited to, interest rates, prepayment speeds, and default rate assumptions. Debt securities that have a remaining maturity of 60 days or less are valued at prices supplied by the Portfolios’ pricing agent for such securities, if available. Otherwise such securities are valued at amortized cost if the Adviser’s Pricing Committee concludes it approximates fair value. Equity securities primarily traded on a foreign exchange are typically valued daily at a price as provided by an independent pricing service, which is an estimate of the fair value price.

Foreign currency contracts, including forward contracts, are valued at the applicable translation rates as supplied by the third-party pricing vendor. In the event market quotations are not readily available, such securities are valued at fair value according to procedures adopted by the Board of Directors (the “Board”) or as determined in good faith by the Adviser’s Pricing Committee, whose members include at least two representatives of Wilshire Advisors LLC, formerly known as Wilshire Associates Incorporated (the “Adviser”), one of whom is an officer of the Company, or by the Company’s Valuation Committee which is composed of Trustees of the Company. Fair value is defined as the amount the owner of a security might reasonably expect to receive upon a current sale. Securities whose value does not reflect fair value because a significant valuation event has occurred may be valued at fair value by the Pricing Committee or the Valuation Committee in accordance with the Company’s valuation procedures. Significant events may include, but are not limited to, the following: significant fluctuations in domestic markets, foreign markets or foreign currencies; occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant governmental actions; and major announcements affecting a single issuer or an entire market or market sector. The value of fair valued securities may be different from the last sale price (or the mean between the last bid and asked prices), and there is no guarantee that a fair valued security will be sold at the price at which a Portfolio is carrying the security.

In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Portfolios disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The guidance establishes three levels of the fair value hierarchy as follows:

● Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Portfolios have the ability to access at the measurement date;
● Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, etc.); and
● Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. During the period ended March 31, 2021, there have been no significant changes to the Fund’s fair value methodologies.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2021:

Wilshire 5000 IndexSM Fund	Level 1	Level 2	Level 3		Total
Common Stocks	$220,784,210	$-	$85	*	$220,784,295
Rights	-	-	-	*	-
Total	$220,784,210	$-	$85		$220,784,295

* Includes securities that have been fair valued at $0.

Refer to the Fund's Schedule of Investments for a listing of the securities by industry or sector type.Wilshire Income Opportunities Fund did not hold any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of March 31, 2021.